Description of Business and Basis of Presentation (Sound Concepts Inc.)	11 Months Ended	12 Months Ended
	Nov. 30, 2018	Dec. 31, 2018
Description of Business and Basis of Presentation

1.	DESCRIPTION OF BUSINESS

Organization

Cutaia Media Group, LLC (“CMG”) was a limited liability company formed on December 12, 2012 under the laws of the State of Nevada. On May 19, 2014, bBooth, Inc. was incorporated under the laws of the State of Nevada. On May 19, 2014, CMG was merged into bBooth, Inc. and bBooth, Inc. changed its name to bBooth (USA), Inc. The operations of CMG and bBooth (USA), Inc. became known as “bBoothUSA”.

On October 16, 2014, bBoothUSA completed a Share Exchange Agreement with Global System Designs, Inc. (“GSD”) which was accounted for as a reverse merger transaction. In connection with the closing of the Share Exchange Agreement, GSD management was replaced by bBoothUSA management, and GSD changed its name to bBooth, Inc.

Effective April 21, 2017, we changed our corporate name from bBooth, Inc. to nFüsz, Inc. The name change was effected through a parent/subsidiary short-form merger of nFüsz, Inc., our wholly-owned Nevada subsidiary, formed solely for the purpose of the name change, with and into us. We were the surviving entity. To effectuate the merger, we filed Articles of Merger with the Secretary of State of the State of Nevada on April 4, 2017 and a Certificate of Correction with the Secretary of State of the State of Nevada on April 17, 2017. The merger became effective on April 21, 2017. Our board of directors approved the merger, which resulted in the name change on that date. In accordance with Section 92A.180 of the Nevada Revised Statutes, stockholder approval of the merger was not required.

Effective February 1, 2019, we changed our corporate name from nFüsz, Inc. to Verb Technology Company, Inc. The name change was effected through a parent/subsidiary short-form merger of Verb Technology Company, Inc., our wholly-owned Nevada subsidiary, formed solely for the purpose of the name change, with and into us. We were the surviving entity. To effectuate the name-change merger, we filed Articles of Merger with the Secretary of State of the State of Nevada on January 31, 2019. The name-change merger became effective on February 1, 2019. Our board of directors approved the name-change merger, which resulted in the name change on that date. In accordance with Section 92A.180 of the Nevada Revised Statutes, stockholder approval of the name-merger was not required.

On February 1, 2019, we implemented a 1-for-15 reverse stock split (the “Reverse Stock Split”) of our Common Stock. The Reverse Stock Split became effective upon commencement of trading of our common stock, par value $0.0001 per share (the “Common Stock”) on February 4, 2019. As a result of the Reverse Stock Split, every fifteen (15) shares of our pre-Reverse Stock Split Common Stock were combined and reclassified into one share of our Common Stock. The number of shares of Common Stock subject to outstanding options, warrants, and convertible securities were also reduced by a factor of fifteen as of February 1, 2019. All historical share and per share amounts reflected throughout our consolidated financial statements and other financial information in this prospectus have been adjusted to reflect the Reverse Stock Split as if the split occurred as of the earliest period presented. The par value per share of our Common Stock was not affected by the Reverse Stock Split.

Nature of Business

We are an applications services provider, marketing cloud-based business software products under the brand name “Tagg” on a subscription basis. Our flagship product, TaggCRM, is a Customer Relationship Management (“CRM”) application that is distinguishable from other CRM programs because it utilizes interactive video as the primary means of communication between sales and marketing professionals and their clients or prospects. TaggCRM allows our users to create, distribute, and post interactive videos that contain on-screen clickable “Taggs,” which are interactive icons, buttons, and other on-screen elements, that, when clicked, allow their prospects and customers to respond to our users’ calls to action in real-time, in the video, while the video is playing, without leaving or stopping the video. For example, our technology allows a customer or a prospective customer the ability to click on a product they see featured in a video and buy it, or to click on a calendar icon in the video to make an appointment with a salesperson, among many other features and functionality. Tagg videos can be distributed via email or text messaging and can be posted on social media. Our users report increased sales conversion rates compared to traditional, non-interactive video.

We developed the proprietary, patent-pending interactive video technology that serves as the basis for all of our cloud-based, Software-as-a-Service (“SaaS”) Tagg applications. Our Tagg applications are accessible on all mobile and desktop devices and no software download is required to view the Tagg interactive videos. The Tagg applications also provide detailed analytics in the application dashboard that reflect when the videos were viewed, by whom, how many times, for how long, and what interactive Taggs were clicked-on in the video, among other things, all of which assist our users in focusing their sales and marketing efforts by identifying which clients or prospects have interest in the subject matter of the video. TaggCRM users receive a text message immediately notifying them that a customer or prospect received their video and additional text messages notifying them when that customer or prospect watched the video and shared the video so they can follow-up in real-time. Our Tagg application platform can accommodate any size sales or marketing campaign, and it is enterprise-class scalable to meet the needs of today’s global organizations.

Our TaggMED application is designed for physicians and other healthcare providers to create more efficient and effective interactive communications with patients. Patients are able to avoid unnecessary and inconvenient visits to their physicians’ or other healthcare providers’ offices by viewing and responding to interactive videos through in-video, on-screen clicks that are designed to assess the patient’s need for an office visit. If the patient’s responses to the interactive video indicate that an office visit is either necessary or desirable, the patient can schedule the office visit right through the video in real time. Patients can also download and print prescriptions, care instructions, and other physician distributed documents right from and through the video. TaggMED is offered on a subscription basis.

Our TaggEDU application is designed for teachers and school administrators for more effective communications with students, parents, and faculty. TaggEDU allows teachers to deliver interactive video lessons to students that are both more engaging and more effective. TaggEDU allows teachers to communicate with students through their mobile devices and computers to deliver lessons and tests/quizzes on the screen and in the Tagg video. The analytics capabilities of TaggEDU available on the application dashboard of the teacher or school administrator allow them to track which students watched the lesson, when, for how long, how many times, and track and report on test/quiz results. TaggEDU is offered on a subscription basis.

Our TaggLIVE application is also part of our proprietary interactive Tagg video applications portfolio. TaggLIVE is a Facebook application that works in conjunction with Facebook Live, allowing users of Facebook Live to place clickable Taggs on the screen of everyone watching their Facebook Live broadcasts in real time. Viewers can click the on-screen Taggs to purchase products and services placed there and offered by the person utilizing our TaggLIVE Facebook application. TaggLIVE is scheduled for release in the second quarter of 2019.

Going Concern

The accompanying consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and the settlement of liabilities and commitments in the normal course of business. As reflected in the accompanying consolidated financial statements, during the year ended December 31, 2018, the Company incurred a net loss of $12,127,000, used cash in operations of $4,157,000 and had a stockholders’ deficit of $5,055,000 as of December 31, 2018. These factors raise substantial doubt about the Company’s ability to continue as a going concern within one year after the date of the financial statements being issued. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to raise additional funds and implement its business plan. The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

Our continuation as a going concern is dependent on our ability to obtain additional financing until we can generate sufficient cash flows from operations to meet our obligations. We intend to continue to seek additional debt or equity financing to continue our operations. There is no assurance that we will ever be profitable or that debt or equity financing will be available to us. The consolidated financial statements do not include any adjustments to reflect the possible future effects on the recoverability and classification of assets or the amounts and classifications of liabilities that may result should we be unable to continue as a going concern.

Sound Concepts, Inc. [Member]
Description of Business and Basis of Presentation

Note 1. Description of Business and Basis of Presentation

Nature of Business

Sound Concepts, Inc. provides digital marketing and sales support services, including a video-based sales application, to the direct sales industry. Currently, we service approximately 86 clients in the network marketing and affiliate marketing sector, which include Isagenix, Vasayo, Nu Skin, Nerium, Forever Living, Seacret, among many others. Our sales application, offered as a SaaS application, is known as Brightools and is designed specifically to meet the needs of direct sales representatives. Brightools provides recruiting tools, sales representative training, and education tools, as well as instant notification capabilities to notify users when a prospect has engaged in shared content. Brightools also tracks customer purchases and allows corporate to monitor field activity to track the effectiveness of campaigns as well as compliance. Brightools is currently in use in over 60 different countries and has more than 545,000 current users.

Sound Concepts was founded in year 1979 and has been a privately held company. Its headquarters is in American Fork, Utah, with 86 employees as of November 30, 2018.